Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2024	Aug. 26, 2021
Other Commitments [Line Items]
Percentage of realized tax benefit payable to existing equityholders		85.00%
Maximum amount payable to existing equityholders on early termination event		$ 7,000
Blended federal and state tax rate			24.50%
Lease term	5 years
Wheels Up Partners, LLC Counterclaim | Pending Litigation
Other Commitments [Line Items]
Damages sought against Wheels Up Partners, LLC				$ 75,000
Minimum
Other Commitments [Line Items]
Formal notice of exercise of put option		60 days	60 days
Lease term		5 years	5 years
Obligation at end of lease term					$ 3,450
Maximum
Other Commitments [Line Items]
Formal notice of exercise of put option		90 days	90 days
Lease term		10 years	10 years
Obligation at end of lease term					$ 2,070